Annual Fund Operating Expenses - Nuveen North Carolina Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	0.80%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	1.35%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	0.60%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	1.60%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.